Debt - Schedule of Amortization Payments (Details) - USD ($)	Aug. 31, 2020	May 31, 2020	May 31, 2019
Total		$ 1,192,048	$ 1,093,761
June 18, 2020 Self-Amortization Note [Member] | Holders [Member]
Total	$ 594,921
June 18, 2020 Self-Amortization Note [Member] | 10/16/2020 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 11/16/2020 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 12/16/2020 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 01/18/2021 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 02/18/2021 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 03/18/2021 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 04/16/2021 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 05/18/2021 [Member]
Total	66,125
June 18, 2020 Self-Amortization Note [Member] | 06/18/2021 [Member]
Total	65,921
August 7, 2020 Self-Amortization Note [Member] | Holders [Member]
Total	360,558
August 7, 2020 Self-Amortization Note [Member] | 12/07/2020 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 01/07/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 02/08/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 03/08/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 04/07/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 05/07/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 06/07/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 07/07/2021 [Member]
Total	40,075
August 7, 2020 Self-Amortization Note [Member] | 08/07/2021 [Member]
Total	$ 39,952